Designated Accounting Hedges - Summary of Items Designated as Hedged Items (Parenthetical) (Detail) - Discontinued operations [member] - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about hedged items [line items]
AOCI related to discontinued cash flow hedges	$ 544	$ (198)
Accumulated fair value hedge adjustment remaining in statement of financial statement for hedged item that ceased to be adjusted for net assets liabilities	$ 126
Accumulated fair value hedge net liability adjustment		$ 286